Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Detailed Information about Borrowings

	2022	2021
Non-current
Senior Notes	497,901	497,455
Bank borrowings	230,082	208,032
	727,983	705,487
Current
Senior Notes	8,250	8,250
Bank overdrafts	48,058	11,768
Bank borrowings	223,461	92,146
	279,769	112,164
Total borrowings	1,007,752	817,651
The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2022	2021
Fixed rate:
Less than 1 year	272,900	104,349
Between 1 and 2 years	27,720	12,503
Between 2 and 3 years	2,222	12,500
Between 3 and 4 years	—	—
More than 5 years	497,901	497,455
	800,743	626,807
Variable rate:
Less than 1 year	6,869	7,815
Between 1 and 2 years	35,355	5,075
Between 2 and 3 years	32,851	31,754
Between 3 and 4 years	80,115	29,255
Between 4 and 5 years	50,211	71,045
More than 5 years	1,608	45,900
	207,009	190,844
	1,007,752	817,651
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2022			2021
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco do Brasil / Itaú BBA (FINEM) (1)	September 2013	R$	273.0	R$	273.0	52.32	4.75	January 2023	4.68%
Certificados Recebíveis do Agronegócio (CRA)	December 2019	R$	400.0	R$	400.0	76.66	83.68	November 2027	3.80% + IPCA
Debênture	December 2020	R$	400.0	R$	400.0	76.66	80.10	December 2026	4.24% + IPCA
Banco do Brasil (CCB)	December 2020	R$	30.0	R$	30.0	5.75	5.48	January 2024	CDI + 2.32%
Banco Itaú BBA (NCR)	April 2022	R$	20.0	R$	20.0	3.83	—	March 2024	13.23%

(1)Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.

The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2022	2021
		(In millions)	(In millions)	(In millions)
Rabobank (1)	2018	US$50.0	25.00	37.50	June, 2024	6.17%
IFC Tranche A (2)	2020	US$12.6	10.66	12.35	June, 2028	4% plus LIBOR
IFC Tranche B (2)	2020	US$9.4	7.96	9.22	June, 2028	4% plus LIBOR

(1) Collateralized by the pledged of the shares of Dinaluca S.A., Compañía Agroforestal S.M.S.A. and Girasoles del Plata S.A.
(2) Collateralized by a US$241.8 million mortgage over Carmen, Abolengo, San Carlos, Las Horquetas, and La Rosa farms, which are property of Adeco Agropecuaria S.A. A US$35.7 million mortgage over El Meridiano farm, which is property of Pilaga S.A. and a US$44.3 million mortgage over Santa Lucia farm, which is property of Bañados del Salado S.A.
Evolution of the Group's borrowings as December 31, 2022 and 2021 is as follow:

	2022	2021
Amount at the beginning of the year	817,651	971,090
Proceeds from long term borrowings	41,082	30,972
Payments of long term borrowings	(14,012)	(108,425)
Proceeds from short term borrowings	347,928	286,115
Payments of short term borrowings	(192,648)	(328,463)
Payments of interest (1)	(33,189)	(49,592)
Accrued interest	51,596	48,791
Acquisition of subsidiaries (Note 21)	17,738	—
Exchange differences, inflation and translation, net	(30,489)	(52,693)
Others	2,095	19,856
Amount at the end of the year	1,007,752	817,651
(1) Excludes payment of interest related to trade and other payables.